Consolidated Statements of Changes In Equity (Deficit) - USD ($)		Ordinary Shares		Additional Paid in Capital		Retained Earnings (Accumulated Deficits)	Non-controlling interest	Total
Balance at Oct. 31, 2021		$ 5,000	[1]	$ 145,131	[1]	$ 433,784	$ 2,788,607	$ 3,372,522
Balance (in Shares) at Oct. 31, 2021	[1]	50,000,000
Capital contribution made by shareholder				7,419	[1]			7,419
Net (loss) income for the year						12,232,816	11,364,098	23,596,914
Dividends to shareholders						(8,289,902)	(8,662,600)	(16,952,502)
Balance at Oct. 31, 2022		$ 5,000	[1]	152,550	[1]	4,376,698	5,490,105	10,024,353
Balance (in Shares) at Oct. 31, 2022	[1]	50,000,000
Effect of reverse merger		$ 272	[1]	(1,109,727)	[1]			(1,109,455)
Effect of reverse merger (in Shares)	[1]	2,719,579
Conversion of promissory note settlement upon the reverse merger		$ 6	[1]	499,994	[1]			500,000
Conversion of promissory note settlement upon the reverse merger (in Shares)	[1]	55,000
Subsidiaries’ dividends declared							(902,000)	(902,000)
Net (loss) income for the year						(9,332,024)	(6,445,680)	(15,777,704)
Balance at Oct. 31, 2023		$ 5,278	[1]	(457,183)	[1]	(4,955,326)	(1,857,575)	$ (7,264,806)
Balance (in Shares) at Oct. 31, 2023		52,774,579	[1]					52,774,579
Issuance of shares for services		$ 1,180	[1]	6,985,281	[1]			$ 6,986,461
Issuance of shares for services (in Shares)	[1]	11,795,902
Ordinary Shares issued for convertible notes settlement		$ 32	[1]	149,421	[1]			149,453
Ordinary Shares issued for convertible notes settlement (in Shares)	[1]	315,000
Ordinary Shares issued for convertible notes conversion		$ 5,300	[1]	27,227,056	[1]			27,232,356
Ordinary Shares issued for convertible notes conversion (in Shares)	[1]	53,000,000
Capital contribution made by shareholder							2,847,000	2,847,000
Net (loss) income for the year						(23,597,696)	2,382,846	(21,214,850)
Balance at Oct. 31, 2024		$ 11,790	[1]	$ 33,904,575	[1]	$ (28,553,022)	$ 3,372,271	$ 8,735,614
Balance (in Shares) at Oct. 31, 2024		117,885,481	[1]					117,885,481	[2]

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.
[2]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.